Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Property and Equipment [Line Items]
Property and equipment, gross	$ 1,391,937	$ 1,247,530
Less accumulated depreciation	(895,352)	(891,845)
Property and equipment, net	496,585	355,685
Computers, Related Equipment and Software [Member]
Property and Equipment [Line Items]
Property and equipment, gross	1,027,825	978,040
Building and Land [Member]
Property and Equipment [Line Items]
Property and equipment, gross	97,782
Leasehold Improvements [Member]
Property and Equipment [Line Items]
Property and equipment, gross	222,812	213,166
Furniture, Fixtures and Other [Member]
Property and Equipment [Line Items]
Property and equipment, gross	$ 43,518	$ 56,324